MET INVESTORS SERIES TRUST

                     HARRIS OAKMARK INTERNATIONAL PORTFOLIO
                          (EFFECTIVE DECEMBER 1, 2005)
                                       AND
                      MET/AIM MID CAP CORE EQUITY PORTFOLIO
                          (EFFECTIVE DECEMBER 19, 2005)

     This Supplement is made as of December 1, 2005 with respect to Harris Oakmark International Portfolio and December 19, 2005 with respect to Met/AIM Mid Cap Core Equity Portfolio to the Prospectuses dated May 1, 2005 and the Statement of Additional Information dated May 1, 2005 as supplemented November 1, 2005 of Met Investors Series Trust (the "Trust").

                     HARRIS OAKMARK INTERNATIONAL PORTFOLIO

     The following replaces in its entirety the information appearing under the heading "Management - The Manager - Harris Oakmark International Portfolio" in the Prospectuses.

------------------------------------------------------------ ---------------------------------------------------------
Harris Oakmark International Portfolio                       0.85% of first $100 million of such assets, plus 0.80%
                                                             of such assets over $100 million up to $1 billion, plus
                                                             0.75% of such assets over $1 billion.
------------------------------------------------------------ ---------------------------------------------------------

     The following replaces in its entirety the information appearing under the heading "Investment Advisory and Other Services - The Manager - Harris Oakmark
International" in the Statement of Additional Information.

------------------------------------------------------------ ---------------------------------------------------------
Harris Oakmark International                                 0.85% of first $100 million of such assets, plus 0.80%
                                                             of such assets over $100 million up to $1 billion, plus
                                                             0.75% of such assets over $1 billion.
------------------------------------------------------------ ---------------------------------------------------------
Date: December 1, 2005



                      MET/AIM MID CAP CORE EQUITY PORTFOLIO

     Effective December 19, 2005, AIM Capital Management, Inc. ("AIM") will no longer serve as Adviser to Met/AIM Mid Cap Core Equity Portfolio (the "Portfolio").

     On November 9, 2005 the Board of Trustees of Met Investors Series Trust (the "Trust") approved a new Investment Advisory Agreement (the "Agreement") with respect to the Portfolio between Met Investors Advisory LLC (the "Manager") and Lazard Asset Management LLC ("Lazard"). The Agreement is not subject to shareholder approval and will become effective on December 19, 2005. The Management Agreement between the Trust and the Manager relating to the Portfolio will remain in effect, however, the fees payable thereunder to the Manager will be changed to the following: 0.70% of the first $500 million of such assets, plus 0.675% of such assets over $500 million up to $1 billion, plus 0.60% of such assets over $1 billion.

     Under the Agreement, Lazard will become the Adviser to the Portfolio, succeeding AIM, and will become responsible for the day-to-day management of the Portfolio's investment operations under the oversight of the Manager. Accordingly, the name of the Portfolio will be changed to the "Lazard Mid-Cap Portfolio" at the time the Agreement takes effect. Lazard's address is 30 Rockefeller Plaza, New York, NY 10012-6300.

     Lazard intends to manage the Portfolio under its existing investment policies. The transition from AIM to Lazard as Adviser of the Portfolio will involve certain portfolio transaction costs as Lazard restructures the Portfolio. It is impossible to estimate with certainty what the amount of these transaction costs will be, but the level of portfolio turnover is not expected to vary significantly from the historical levels of portfolio turnover exhibited by the Portfolio.

     The Trust has been informed that MetLife (as defined in the Prospectus) may temporarily continue to refer to the Portfolio by the name it had prior to December 19, 2005 in MetLife's forms and communications with variable annuity and variable life contract owners and prospective contract owners until MetLife is able to revise such documents.

Date: December 19, 2005